Fees and Expenses - LORD ABBETT DEVELOPING GROWTH FUND INC	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 34 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - LORD ABBETT DEVELOPING GROWTH FUND INC		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - LORD ABBETT DEVELOPING GROWTH FUND INC	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.18%	0.18%	0.18%	0.09%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.09%
Expenses (as a percentage of Assets)	0.94%	1.69%	0.79%	0.60%	0.69%	1.14%	1.29%	1.19%	0.94%	0.69%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - LORD ABBETT DEVELOPING GROWTH FUND INC - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 665	$ 272	$ 81	$ 61	$ 70	$ 116	$ 131	$ 121	$ 96	$ 70	$ 61
Expense Example, with Redemption, 3 Years	857	533	252	192	221	362	409	378	300	221	192
Expense Example, with Redemption, 5 Years	1,065	918	439	335	384	628	708	654	520	384	335
Expense Example, with Redemption, 10 Years	$ 1,663	$ 1,799	$ 978	$ 750	$ 859	$ 1,386	$ 1,556	$ 1,443	$ 1,155	$ 859	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - LORD ABBETT DEVELOPING GROWTH FUND INC - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 665	$ 172	$ 81	$ 61	$ 70	$ 116	$ 131	$ 121	$ 96	$ 70	$ 61
Expense Example, No Redemption, 3 Years	857	533	252	192	221	362	409	378	300	221	192
Expense Example, No Redemption, 5 Years	1,065	918	439	335	384	628	708	654	520	384	335
Expense Example, No Redemption, 10 Years	$ 1,663	$ 1,799	$ 978	$ 750	$ 859	$ 1,386	$ 1,556	$ 1,443	$ 1,155	$ 859	$ 750

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	112.00%